UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08342
Investment Company Act File Number
Global Macro Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Portfolio
July 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 19.6%

	Principal
Security	Amount		Value
Albania — 0.0%(1)
Republic of Albania, 7.50%, 11/4/15	EUR	1,000,000	$1,388,404

Total Albania			$1,388,404

Bermuda — 0.2%
Government of Bermuda, 5.603%, 7/20/20(2)	USD	16,113,000	$17,977,886

Total Bermuda			$17,977,886

Brazil — 0.1%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(3)	BRL	13,717,241	$8,671,894

Total Brazil			$8,671,894

Chile — 2.2%
Government of Chile, 3.00%, 1/1/15(3)	CLP	29,131,191,000	$64,141,470
Government of Chile, 6.00%, 3/1/17	CLP	2,390,000,000	5,225,088
Government of Chile, 6.00%, 1/1/18	CLP	1,720,000,000	3,733,096
Government of Chile, 6.00%, 3/1/18	CLP	56,865,000,000	123,420,045

Total Chile			$196,519,699

Congo — 0.2%
Republic of Congo, 3.00%, 6/30/29	USD	20,463,000	$14,324,100

Total Congo			$14,324,100

Costa Rica — 0.0%(1)
Titulo Propiedad Ud, 1.00%, 1/12/22(3)	CRC	1,360,811,118	$2,191,449
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	151,704,031	283,321

Total Costa Rica			$2,474,770

Dominican Republic — 1.0%
Dominican Republic, 16.00%, 7/10/20(2)	DOP	585,000,000	$15,206,848
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 13.00%, 2/25/13(4)	DOP	118,000,000	3,130,477
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 15.00%, 3/12/12(4)	DOP	91,000,000	2,438,719
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	2,439,100,000	63,390,574

Total Dominican Republic			$84,166,618

Georgia — 0.1%
Bank of Georgia Promissory Note, 7.00%, 5/18/12	USD	11,900,000	$11,990,241

Total Georgia			$11,990,241

Germany — 0.3%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$23,408,727

Total Germany			$23,408,727

	Principal
Security	Amount		Value
Greece — 0.2%
Hellenic Republic Government Bond, 3.70%, 7/20/15	EUR	5,000,000	$4,141,934
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	9,775,000	8,612,354

Total Greece			$12,754,288

Israel — 0.4%
Israel Government Bond, 3.00%, 10/31/19(3)	ILS	55,562,580	$17,299,891
Israel Government Bond, 5.00%, 4/30/15(3)	ILS	46,898,557	15,564,250

Total Israel			$32,864,141

Philippines — 0.9%
Philippine Government International Bond, 6.25%, 1/14/36	PHP	3,480,000,000	$79,666,895

Total Philippines			$79,666,895

Poland — 0.4%
Poland Government Bond, 3.00%, 8/24/16(3)	PLN	88,808,424	$32,691,931

Total Poland			$32,691,931

Serbia — 3.2%
Serbia Treasury Bill, 0.00%, 4/5/12	RSD	574,890,000	$7,435,287
Serbia Treasury Bill, 0.00%, 7/12/12	RSD	166,180,000	2,077,518
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	6,528,500,000	80,905,624
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	7,673,410,000	94,271,171
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	5,500,190,000	65,996,883
Serbia Treasury Bill, 0.00%, 1/24/13	RSD	235,430,000	2,774,826
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	2,814,850,000	32,271,527

Total Serbia			$285,732,836

Slovakia — 2.0%
Slovakia Government Bond, 0.00%, 1/27/12	EUR	125,407,000	$179,080,006

Total Slovakia			$179,080,006

South Africa — 3.1%
Republic of South Africa, 2.50%, 1/31/17(3)	ZAR	231,051,624	$36,485,655
Republic of South Africa, 2.60%, 3/31/28(3)	ZAR	383,141,123	57,079,886
Republic of South Africa, 2.75%, 1/31/22(3)	ZAR	388,285,846	59,099,860
Republic of South Africa, 5.50%, 12/7/23(3)	ZAR	233,632,362	45,351,527
Republic of South Africa, 6.50%, 6/2/14	USD	67,231,000	76,058,430

Total South Africa			$274,075,358

Sri Lanka — 0.4%
Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	36,130,000	$37,575,200

Total Sri Lanka			$37,575,200

Taiwan — 1.1%
Taiwan Government Bond, 0.25%, 10/21/11	TWD	287,500,000	$9,965,155
Taiwan Government Bond, 0.25%, 2/10/12	TWD	2,450,100,000	84,835,716

Total Taiwan			$94,800,871

Turkey — 1.9%
Turkey Government Bond, 3.00%, 1/6/21(3)	TRY	18,645,918	$10,899,366
Turkey Government Bond, 4.00%, 4/1/20(3)	TRY	247,148,039	156,026,509

Total Turkey			$166,925,875

	Principal
Security	Amount		Value
Uruguay — 0.1%
Republic of Uruguay, 5.00%, 9/14/18(3)	UYU	192,057,274	$11,710,275

Total Uruguay			$11,710,275

Venezuela — 1.1%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(5)	USD	103,797,000	$61,240,230
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(5)	USD	43,665,000	31,045,815

Total Venezuela			$92,286,045

Vietnam — 0.7%
Vietnam Government Bond, 7.86%, 10/23/12	VND	46,272,000,000	$2,147,075
Vietnam Government Bond, 8.30%, 11/14/12	VND	111,052,600,000	5,168,118
Vietnam Government Bond, 8.65%, 12/19/12	VND	138,816,000,000	6,468,383
Vietnam Government Bond, 8.65%, 12/26/12	VND	22,625,700,000	1,053,702
Vietnam Government Bond, 8.70%, 12/5/12	VND	37,046,600,000	1,729,239
Vietnam Government Bond, 9.80%, 7/6/13	VND	46,272,000,000	2,162,143
Vietnam Government Bond, 11.25%, 5/13/13	VND	82,274,300,000	3,940,647
Vietnam Government Bond, 11.40%, 4/26/13	VND	27,736,500,000	1,331,672
Vietnam Government Bond, 12.42%, 6/20/13	VND	817,940,300,000	39,910,761

Total Vietnam			$63,911,740

Total Foreign Government Bonds (identified cost $1,664,595,154)			$1,724,997,800

Foreign Corporate Bonds & Notes — 0.0%(1)

	Principal
Security	Amount		Value
Chile — 0.0%(1)
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(3)	USD	3,671,198	$4,227,643

Total Chile (identified cost $3,000,000)			$4,227,643

Total Foreign Corporate Bonds & Notes (identified cost $3,000,000)			$4,227,643

Debt Obligations-United States — 20.6%

Corporate Bonds & Notes — 0.0%(1)

	Principal
Security	Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$666,121

Total Corporate Bonds & Notes (identified cost $527,974)		$666,121

Collateralized Mortgage Obligations — 1.3%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$326,239	$380,024
Series 1548, Class Z, 7.00%, 7/15/23	372,671	373,983
Series 1650, Class K, 6.50%, 1/15/24	2,419,934	2,643,310
Series 1817, Class Z, 6.50%, 2/15/26	321,635	336,162
Series 1927, Class ZA, 6.50%, 1/15/27	1,132,849	1,139,654

	Principal
Security	Amount	Value
Series 2127, Class PG, 6.25%, 2/15/29	$1,467,422	$1,544,994
Series 2344, Class ZD, 6.50%, 8/15/31	2,352,537	2,621,866
Series 2458, Class ZB, 7.00%, 6/15/32	3,462,470	3,997,174

		$13,037,167

Federal National Mortgage Association:
Series 1992-180, Class F, 1.369%, 10/25/22(6)	$1,370,759	$1,397,040
Series 1993-16, Class Z, 7.50%, 2/25/23	1,322,979	1,542,081
Series 1993-79, Class PL, 7.00%, 6/25/23	959,781	1,099,297
Series 1993-104, Class ZB, 6.50%, 7/25/23	365,071	411,110
Series 1993-121, Class Z, 7.00%, 7/25/23	5,757,426	6,568,525
Series 1993-141, Class Z, 7.00%, 8/25/23	1,016,541	1,159,146
Series 1994-42, Class ZQ, 7.00%, 4/25/24	6,229,857	7,142,902
Series 1994-79, Class Z, 7.00%, 4/25/24	1,182,116	1,355,479
Series 1994-89, Class ZQ, 8.00%, 7/25/24	836,275	995,553
Series 1996-35, Class Z, 7.00%, 7/25/26	300,743	347,629
Series 1998-16, Class H, 7.00%, 4/18/28	794,074	921,333
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,435,241	1,650,666
Series 1999-25, Class Z, 6.00%, 6/25/29	2,297,666	2,555,964
Series 2000-2, Class ZE, 7.50%, 2/25/30	373,606	443,231
Series 2000-49, Class A, 8.00%, 3/18/27	1,069,876	1,281,975
Series 2001-31, Class ZA, 6.00%, 7/25/31	15,189,889	17,050,153
Series 2001-37, Class GA, 8.00%, 7/25/16	98,740	107,562
Series 2001-74, Class QE, 6.00%, 12/25/31	5,404,322	6,063,020
Series 2009-48, Class WA, 5.850%, 7/25/39(7)	13,804,999	15,481,029
Series G48, Class Z, 7.10%, 12/25/21	1,022,492	1,163,610
Series G92-60, Class Z, 7.00%, 10/25/22	2,610,804	2,974,502
Series G93-1, Class K, 6.675%, 1/25/23	1,557,286	1,766,074
Series G93-31, Class PN, 7.00%, 9/25/23	4,778,435	5,559,156
Series G93-41, Class ZQ, 7.00%, 12/25/23	9,928,748	11,553,578
Series G94-7, Class PJ, 7.50%, 5/17/24	1,532,637	1,812,296

		$92,402,911

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$1,110,247	$1,255,455
Series 1996-22, Class Z, 7.00%, 10/16/26	874,034	998,943
Series 1999-42, Class Z, 8.00%, 11/16/29	2,341,993	2,707,609
Series 2001-21, Class Z, 9.00%, 3/16/30	3,403,744	4,230,216
Series 2001-35, Class K, 6.45%, 10/26/23	360,693	405,819
Series 2002-48, Class OC, 6.00%, 9/16/30	2,044,706	2,102,134

		$11,700,176

Total Collateralized Mortgage Obligations (identified cost $109,766,696)		$117,140,254

Commercial Mortgage-Backed Securities — 0.4%

	Principal
Security	Amount	Value
ASC, Series 1996-MD6, Class A7, 8.335%, 11/13/29(7)	$3,404,003	$3,412,755
JPMCC, Series 2005-LDP5, Class AM, 5.247%, 12/15/44(7)	9,960,000	10,548,108
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(7)	6,021,796	6,303,814
WBCMT, Series 2004-C12, Class MAD, 5.262%, 7/15/41(2)(7)	9,653,630	10,591,184
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(7)	6,000,000	6,500,550

Total Commercial Mortgage-Backed Securities (identified cost $35,678,297)		$37,356,411

Mortgage Pass-Throughs — 11.5%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
2.931%, with maturity at 2035(8)	$6,895,194	$7,213,017
3.416%, with maturity at 2029(8)	1,405,196	1,443,620
3.904%, with maturity at 2023(8)	472,909	496,731
4.337%, with maturity at 2030(8)	1,867,926	2,024,948
4.50%, with maturity at 2018	4,696,272	5,023,566
5.00%, with various maturities to 2019	5,957,616	6,396,400
5.50%, with various maturities to 2019	16,242,864	17,558,359
6.00%, with various maturities to 2035(9)	50,730,524	57,472,217
6.50%, with various maturities to 2033	61,580,680	70,535,934
6.60%, with maturity at 2030	2,857,522	3,330,523
7.00%, with various maturities to 2036	59,723,190	69,742,971
7.31%, with maturity at 2026	307,784	356,622
7.50%, with various maturities to 2035	32,604,834	38,730,504
7.95%, with maturity at 2022	494,285	588,393
8.00%, with various maturities to 2031	8,913,291	10,786,417
8.15%, with maturity at 2021	247,709	293,870
8.30%, with maturity at 2021	84,518	98,439
8.47%, with maturity at 2018	181,174	211,011
8.50%, with various maturities to 2028	1,305,765	1,555,656
9.00%, with various maturities to 2027	2,388,057	2,858,885
9.50%, with maturity at 2027	267,571	331,984
9.75%, with maturity at 2016	4,658	5,407
10.00%, with various maturities to 2020	790,164	930,255
10.50%, with maturity at 2021	444,071	528,377
11.00%, with maturity at 2016	558,437	629,399

		$299,143,505

Federal National Mortgage Association:
2.38%, with maturity at 2028(8)	$268,465	$279,918
2.609%, with various maturities to 2035(8)	27,948,819	29,104,059
2.61%, with maturity at 2022(8)	2,766,804	2,846,165
2.626%, with maturity at 2027(8)	468,699	483,266
2.664%, with maturity at 2038(8)	1,614,101	1,678,655
2.681%, with maturity at 2035(8)	6,036,847	6,257,702
2.702%, with various maturities to 2033(8)	24,105,794	24,992,517
2.759%, with maturity at 2025(8)	1,690,812	1,757,390
2.959%, with maturity at 2024(8)	1,271,754	1,328,896
3.658%, with maturity at 2023(8)	156,012	163,318
3.67%, with maturity at 2034(8)	4,326,884	4,668,650
3.834%, with maturity at 2035(8)	15,305,255	16,557,952
4.317%, with maturity at 2035(8)	11,108,327	12,042,121
4.50%, with various maturities to 2018	6,179,310	6,606,824
5.00%, with various maturities to 2019(9)	30,608,918	32,851,090
5.50%, with various maturities to 2023(9)	25,562,420	27,719,039
6.00%, with various maturities to 2033	30,549,540	33,598,082
6.324%, with maturity at 2032(8)	4,703,943	5,099,369
6.50%, with various maturities to 2036	141,649,577	158,756,170
6.913%, with maturity at 2025(8)	233,439	248,977
7.00%, with various maturities to 2036	142,383,902	166,433,704
7.50%, with various maturities to 2034	19,986,411	23,195,303
8.00%, with various maturities to 2030	7,940,540	9,470,339
8.50%, with various maturities to 2037	12,290,024	15,195,297
9.00%, with various maturities to 2032	4,177,470	5,061,699
9.075%, with maturity at 2028(7)	659,524	767,235
9.50%, with various maturities to 2031	3,676,773	4,483,565
10.50%, with maturity at 2029	381,677	470,983
10.742%, with maturity at 2027(7)	650,631	766,008
11.00%, with maturity at 2016	25,220	27,546

	Principal
Security	Amount	Value
11.50%, with maturity at 2031	$594,346	$784,440

		$593,696,279

Government National Mortgage Association:
2.125%, with maturity at 2024(8)	669,819	694,416
6.50%, with various maturities to 2032	7,193,982	8,269,975
7.00%, with various maturities to 2035	54,940,167	64,779,255
7.50%, with various maturities to 2031	9,039,655	10,691,535
7.75%, with maturity at 2019	35,546	41,779
8.00%, with various maturities to 2034	22,981,696	27,318,309
8.30%, with various maturities to 2020	147,952	167,599
8.50%, with various maturities to 2021	1,349,960	1,535,419
9.00%, with various maturities to 2025	480,712	574,791
9.50%, with various maturities to 2026	1,661,389	2,107,731

		$116,180,809

Total Mortgage Pass-Throughs (identified cost $954,862,293)		$1,009,020,593

U.S. Government Agency Obligations — 4.5%

	Principal
Security	Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19	$20,000,000	$21,914,940
4.125%, 3/13/20	65,000,000	70,574,530
4.50%, 9/13/19	48,275,000	54,067,710
4.625%, 9/11/20	19,325,000	21,492,627
5.25%, 12/11/20	11,545,000	13,306,513
5.25%, 12/9/22	12,150,000	14,250,431
5.365%, 9/9/24	12,700,000	14,953,615
5.375%, 5/15/19	27,930,000	32,986,308
5.375%, 9/30/22	49,780,000	58,632,825
5.375%, 8/15/24	22,000,000	25,657,896
5.625%, 6/11/21	12,850,000	15,391,242
5.75%, 6/12/26	14,850,000	17,751,972

		$360,980,609

United States Agency for International Development — Israel:
5.50%, 12/4/23	$5,000,000	$5,981,845
5.50%, 4/26/24	22,500,000	27,004,793

		$32,986,638

Total U.S. Government Agency Obligations (identified cost $372,122,038)		$393,967,247

U.S. Treasury Obligations — 2.9%

	Principal
Security	Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(9)	$1,500,000	$2,158,242
U.S. Treasury Note, 1.00%, 10/31/11	50,000,000	50,109,400
U.S. Treasury Note, 1.125%, 1/15/12(9)	100,000,000	100,429,700
U.S. Treasury Note, 4.625%, 12/31/11	100,000,000	101,847,700

Total U.S. Treasury Obligations (identified cost $253,677,076)		$254,545,042

Total Debt Obligations-United States (identified cost $1,726,634,374)		$1,812,695,668

Common Stocks — 0.0%(1)

Security	Shares	Value
Indonesia — 0.0%(1)
APP China	8,155	$122,325

Total Indonesia (identified cost $1,522,635)		$122,325

Total Common Stocks (identified cost $1,522,635)		$122,325

Precious Metals — 3.3%

	Troy
Description	Ounces	Value
Gold(10)	66,263	$107,704,361
Platinum(10)	104,260	185,452,191

Total Precious Metals (identified cost $267,492,088)		$293,156,552

Currency Options Purchased — 0.0%(1)

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Euro Put Option	EUR	193,597	EUR	1.17	5/3/12	$1,846,833

Total Currency Options Purchased (identified cost $8,845,661)						$1,846,833

Put Options Purchased — 0.0%(1)

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value
KOSPI 200 Index	801,640,000	KRW	205	10/13/11	$154,637
KOSPI 200 Index	801,640,000	KRW	200	10/11/12	3,273,566
KOSPI 200 Index	134,100,000	KRW	200	12/13/12	620,485
Light Sweet Crude Oil Future 12/11	160	USD	80	11/15/11	267,200

Total Put Options Purchased (identified cost $16,802,504)					$4,315,888

Short-Term Investments — 56.5%

Foreign Government Securities — 43.6%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 3.4%
Letras Do Tesouro Nacional, 0.00%, 4/1/12	BRL	498,746	$296,829,204

Total Brazil			$296,829,204

Croatia — 0.9%
Croatia Treasury Bill, 0.00%, 8/4/11	EUR	998	$1,433,625
Croatia Treasury Bill, 0.00%, 8/25/11	EUR	6,011	8,622,458
Croatia Treasury Bill, 0.00%, 9/1/11	EUR	4,450	6,382,215
Croatia Treasury Bill, 0.00%, 9/8/11	EUR	33,115	47,468,558

	Principal
	Amount
Security	(000’s omitted)		Value
Croatia Treasury Bill, 0.00%, 9/15/11	EUR	9,706	$13,905,584

Total Croatia			$77,812,440

Georgia — 0.6%
Bank of Georgia Promissory Note, 7.00%, 2/22/12	USD	16,500	$16,614,643
Bank of Georgia Promissory Note, 7.00%, 3/9/12	USD	11,450	11,533,281
Bank of Georgia Promissory Note, 7.00%, 4/9/12	USD	11,450	11,540,201
Bank of Georgia Promissory Note, 7.00%, 6/18/12	USD	11,700	11,775,781
Bank of Georgia Promissory Note, 9.00%, 12/7/11	USD	5,875	5,952,977

Total Georgia			$57,416,883

Ghana — 0.0%(1)
Ghana Government Bond, 14.47%, 12/15/11	GHS	750	$501,871

Total Ghana			$501,871

Hong Kong — 3.1%
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	1,046,000	$134,205,803
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	1,046,000	134,206,474
Hong Kong Treasury Bill, 0.00%, 9/21/11	HKD	36,000	4,618,247

Total Hong Kong			$273,030,524

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 10/17/11	ISK	1,625,768	$11,926,658

Total Iceland			$11,926,658

Indonesia — 1.2%
Indonesia Treasury Bill, 0.00%, 8/4/11	IDR	301,489,000	$35,452,148
Indonesia Treasury Bill, 0.00%, 8/11/11	IDR	41,087,000	4,826,301
Indonesia Treasury Bill, 0.00%, 9/29/11	IDR	20,544,000	2,397,382
Indonesia Treasury Bill, 0.00%, 10/6/11	IDR	448,284,000	52,227,324
Indonesia Treasury Bill, 0.00%, 10/20/11	IDR	24,652,000	2,869,597
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	41,087,000	4,717,521

Total Indonesia			$102,490,273

Israel — 6.9%
Israel Treasury Bill, 0.00%, 8/3/11	ILS	506,228	$147,899,797
Israel Treasury Bill, 0.00%, 9/7/11	ILS	440,737	128,446,981
Israel Treasury Bill, 0.00%, 10/5/11	ILS	206,533	60,002,705
Israel Treasury Bill, 0.00%, 11/2/11	ILS	252,794	73,265,379
Israel Treasury Bill, 0.00%, 12/7/11	ILS	208,625	60,269,163
Israel Treasury Bill, 0.00%, 1/4/12	ILS	319,608	92,087,800
Israel Treasury Bill, 0.00%, 2/29/12	ILS	169,646	48,616,897

Total Israel			$610,588,722

Kazakhstan — 2.2%
Kazakhstan National Bank, 0.00%, 8/5/11	KZT	1,202,160	$8,206,895
Kazakhstan National Bank, 0.00%, 8/12/11	KZT	3,102,431	21,177,528
Kazakhstan National Bank, 0.00%, 8/19/11	KZT	10,344,400	70,604,220
Kazakhstan National Bank, 0.00%, 9/2/11	KZT	721,575	4,923,627
Kazakhstan National Bank, 0.00%, 9/9/11	KZT	5,918,550	40,378,436
Kazakhstan National Bank, 0.00%, 11/25/11	KZT	6,661,951	45,323,281
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	114,903	777,570

Total Kazakhstan			$191,391,557

	Principal
	Amount
Security	(000’s omitted)		Value
Lebanon — 0.4%
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	5,144,000	$3,395,206
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	2,802,380	1,841,456
Lebanon Treasury Bill, 0.00%, 10/6/11	LBP	8,561,610	5,617,513
Lebanon Treasury Note, 6.18%, 1/26/12	LBP	5,000,000	3,331,142
Lebanon Treasury Note, 6.74%, 10/20/11	LBP	23,663,570	15,734,989
Lebanon Treasury Note, 6.86%, 10/6/11	LBP	4,520,730	3,003,602
Lebanon Treasury Note, 9.06%, 11/10/11	LBP	4,520,730	3,028,985

Total Lebanon			$35,952,893

Malaysia — 8.0%
Malaysia Treasury Bill, 0.00%, 8/9/11	MYR	239,382	$80,602,247
Malaysia Treasury Bill, 0.00%, 8/16/11	MYR	23,808	8,012,025
Malaysia Treasury Bill, 0.00%, 8/18/11	MYR	139,180	46,830,160
Malaysia Treasury Bill, 0.00%, 8/23/11	MYR	177,169	59,573,129
Malaysia Treasury Bill, 0.00%, 8/24/11	MYR	217,330	73,091,185
Malaysia Treasury Bill, 0.00%, 9/13/11	MYR	209,931	70,488,157
Malaysia Treasury Bill, 0.00%, 9/22/11	MYR	83,742	28,096,188
Malaysia Treasury Bill, 0.00%, 9/27/11	MYR	241,717	81,054,198
Malaysia Treasury Bill, 0.00%, 10/4/11	MYR	36,957	12,386,238
Malaysia Treasury Bill, 0.00%, 10/11/11	MYR	174,050	58,293,910
Malaysia Treasury Bill, 0.00%, 10/18/11	MYR	226,660	75,871,448
Malaysia Treasury Bill, 0.00%, 11/17/11	MYR	168,752	56,348,537
Malaysia Treasury Bill, 0.00%, 11/24/11	MYR	174,325	58,173,521

Total Malaysia			$708,820,943

Mexico — 2.9%
Mexico Treasury Bill, 0.00%, 8/11/11	MXN	511,300	$43,518,416
Mexico Treasury Bill, 0.00%, 8/25/11	MXN	477,814	40,603,178
Mexico Treasury Bill, 0.00%, 9/1/11	MXN	621,900	52,799,481
Mexico Treasury Bill, 0.00%, 10/6/11	MXN	593,380	50,170,849
Mexico Treasury Bill, 0.00%, 10/20/11	MXN	351,304	29,658,195
Mexico Treasury Bill, 0.00%, 11/17/11	MXN	413,170	34,761,434

Total Mexico			$251,511,553

Philippines — 1.1%
Philippine Treasury Bill, 0.00%, 8/3/11	PHP	92,040	$2,183,794
Philippine Treasury Bill, 0.00%, 8/24/11	PHP	154,390	3,656,712
Philippine Treasury Bill, 0.00%, 9/7/11	PHP	1,329,512	31,462,925
Philippine Treasury Bill, 0.00%, 9/21/11	PHP	950,200	22,458,176
Philippine Treasury Bill, 0.00%, 10/5/11	PHP	475,485	11,238,353
Philippine Treasury Bill, 0.00%, 10/19/11	PHP	377,850	8,917,127
Philippine Treasury Bill, 0.00%, 11/2/11	PHP	574,440	13,552,600
Philippine Treasury Bill, 0.00%, 1/11/12	PHP	36,160	849,237

Total Philippines			$94,318,924

Romania — 3.1%
Romania Treasury Bill, 0.00%, 11/9/11	RON	39,120	$13,124,859
Romania Treasury Bill, 0.00%, 12/14/11	RON	34,000	11,342,382
Romania Treasury Bill, 0.00%, 12/28/11	RON	51,130	17,009,838
Romania Treasury Bill, 0.00%, 3/21/12	RON	241,460	79,306,250
Romania Treasury Bill, 0.00%, 4/11/12	RON	196,410	64,019,715
Romania Treasury Bill, 0.00%, 5/2/12	RON	245,380	80,068,660
Romania Treasury Bill, 0.00%, 6/20/12	RON	15,720	5,076,101
Romania Treasury Bill, 0.00%, 7/11/12	RON	14,470	4,648,629

Total Romania			$274,596,434

	Principal
	Amount
Security	(000’s omitted)		Value
Serbia — 1.7%
Serbia Treasury Bill, 0.00%, 11/1/11	RSD	163,580	$2,224,784
Serbia Treasury Bill, 0.00%, 11/15/11	RSD	169,040	2,288,687
Serbia Treasury Bill, 0.00%, 12/13/11	RSD	808,740	10,850,926
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	3,909,800	50,805,475
Serbia Treasury Bill, 0.00%, 4/26/12	RSD	1,975,050	25,363,319
Serbia Treasury Bill, 0.00%, 6/7/12	RSD	903,800	11,424,144
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	3,790,560	47,477,388

Total Serbia			$150,434,723

South Korea — 1.1%
Korea Monetary Stabilization Bond, 0.00%, 8/2/11	KRW	21,452,680	$20,345,648
Korea Monetary Stabilization Bond, 0.00%, 8/23/11	KRW	26,171,630	24,770,848
Korea Monetary Stabilization Bond, 0.00%, 8/30/11	KRW	1,746,950	1,652,263
Korea Monetary Stabilization Bond, 0.00%, 9/20/11	KRW	16,752,600	15,811,378
Korea Monetary Stabilization Bond, 0.00%, 10/11/11	KRW	21,577,100	20,323,095
Korea Monetary Stabilization Bond, 0.00%, 10/18/11	KRW	12,116,060	11,405,759

Total South Korea			$94,308,991

Sri Lanka — 1.2%
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	1,161,300	$10,597,592
Sri Lanka Treasury Bill, 0.00%, 10/7/11	LKR	706,080	6,366,655
Sri Lanka Treasury Bill, 0.00%, 1/20/12	LKR	1,357,000	11,998,818
Sri Lanka Treasury Bill, 0.00%, 2/17/12	LKR	600,000	5,276,793
Sri Lanka Treasury Bill, 0.00%, 3/9/12	LKR	1,287,380	11,276,190
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	545,550	4,772,005
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	1,911,190	16,694,755
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	1,269,800	11,041,285
Sri Lanka Treasury Bill, 0.00%, 5/11/12	LKR	272,010	2,358,746
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	1,773,550	15,142,828
Sri Lanka Treasury Bill, 0.00%, 7/20/12	LKR	1,255,000	10,699,319

Total Sri Lanka			$106,224,986

Thailand — 1.3%
Bank of Thailand, 0.00%, 8/4/11	THB	498,000	$16,695,333
Bank of Thailand, 0.00%, 8/4/11	THB	1,708,332	57,269,860
Bank of Thailand, 0.00%, 8/11/11	THB	1,335,582	44,748,536

Total Thailand			$118,713,729

Turkey — 1.4%
Turkey Government Bond, 0.00%, 8/3/11	TRY	49,355	$29,215,308
Turkey Government Bond, 0.00%, 11/16/11	TRY	48,119	27,843,903
Turkey Government Bond, 0.00%, 1/25/12	TRY	119,300	67,948,071

Total Turkey			$125,007,282

Uruguay — 2.0%
Uruguay Treasury Bill, 0.00%, 8/2/11	UYU	220,364	$11,973,509
Uruguay Treasury Bill, 0.00%, 8/5/11	UYU	35,900	1,949,252
Uruguay Treasury Bill, 0.00%, 8/11/11	UYU	61,790	3,350,269
Uruguay Treasury Bill, 0.00%, 8/12/11	UYU	69,150	3,748,450
Uruguay Treasury Bill, 0.00%, 8/16/11	UYU	20,550	1,112,943
Uruguay Treasury Bill, 0.00%, 8/17/11	UYU	57,298	3,102,342
Uruguay Treasury Bill, 0.00%, 8/18/11	UYU	100,459	5,437,954
Uruguay Treasury Bill, 0.00%, 8/30/11	UYU	144,069	7,776,769
Uruguay Treasury Bill, 0.00%, 9/2/11	UYU	30,800	1,661,765
Uruguay Treasury Bill, 0.00%, 9/7/11	UYU	102,452	5,520,935
Uruguay Treasury Bill, 0.00%, 9/8/11	UYU	68,300	3,679,642

	Principal
	Amount
Security	(000’s omitted)		Value
Uruguay Treasury Bill, 0.00%, 9/13/11	UYU	67,200	$3,615,934
Uruguay Treasury Bill, 0.00%, 9/16/11	UYU	162,992	8,763,834
Uruguay Treasury Bill, 0.00%, 9/27/11	UYU	108,428	5,813,941
Uruguay Treasury Bill, 0.00%, 9/28/11	UYU	75,380	4,040,893
Uruguay Treasury Bill, 0.00%, 9/29/11	UYU	117,340	6,288,646
Uruguay Treasury Bill, 0.00%, 10/19/11	UYU	92,000	4,905,325
Uruguay Treasury Bill, 0.00%, 10/20/11	UYU	40,200	2,142,855
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	222,713	11,868,563
Uruguay Treasury Bill, 0.00%, 11/9/11	UYU	14,810	785,506
Uruguay Treasury Bill, 0.00%, 11/10/11	UYU	58,900	3,123,123
Uruguay Treasury Bill, 0.00%, 11/17/11	UYU	81,422	4,309,303
Uruguay Treasury Bill, 0.00%, 11/22/11	UYU	133,796	7,071,754
Uruguay Treasury Bill, 0.00%, 11/25/11	UYU	150,177	7,931,175
Uruguay Treasury Bill, 0.00%, 11/30/11	UYU	67,987	3,585,713
Uruguay Treasury Bill, 0.00%, 12/20/11	UYU	90,510	4,747,551
Uruguay Treasury Bill, 0.00%, 12/21/11	UYU	70,900	3,717,913
Uruguay Treasury Bill, 0.00%, 12/30/11	UYU	32,130	1,680,650
Uruguay Treasury Bill, 0.00%, 1/17/12	UYU	86,600	4,508,052
Uruguay Treasury Bill, 0.00%, 2/1/12	UYU	47,100	2,442,042
Uruguay Treasury Bill, 0.00%, 2/3/12	UYU	21,600	1,119,281
Uruguay Treasury Bill, 0.00%, 2/14/12	UYU	125,184	6,466,487
Uruguay Treasury Bill, 0.00%, 3/9/12	UYU	40,000	2,051,367
Uruguay Treasury Bill, 0.00%, 3/13/12	UYU	135,900	6,961,363
Uruguay Treasury Bill, 0.00%, 4/10/12	UYU	30,500	1,549,833
Uruguay Treasury Bill, 0.00%, 4/13/12	UYU	114,601	5,818,088
Uruguay Treasury Bill, 0.00%, 5/18/12	UYU	72,128	3,623,705
Uruguay Treasury Bill, 0.00%, 6/22/12	UYU	69,500	3,456,112
Uruguay Treasury Bill, 0.00%, 7/20/12	UYU	85,200	4,200,784

Total Uruguay			$175,903,623

Vietnam — 0.3%
Vietnam Government Bond, 7.15%, 6/13/12	VND	46,308,200	$2,163,358
Vietnam Government Bond, 10.90%, 5/24/12	VND	46,308,200	2,226,200
Vietnam Government Bond, 11.00%, 5/17/12	VND	46,308,200	2,234,507
Vietnam Government Bond, 11.30%, 4/26/12	VND	323,388,100	15,590,204

Total Vietnam			$22,214,269

Zambia — 0.7%
Zambia Treasury Bill, 0.00%, 8/15/11	ZMK	17,755,000	$3,685,906
Zambia Treasury Bill, 0.00%, 8/29/11	ZMK	28,255,000	5,848,691
Zambia Treasury Bill, 0.00%, 9/12/11	ZMK	20,035,000	4,135,197
Zambia Treasury Bill, 0.00%, 10/10/11	ZMK	7,500,000	1,539,097
Zambia Treasury Bill, 0.00%, 10/17/11	ZMK	8,000,000	1,639,348
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	72,865,000	14,673,410
Zambia Treasury Bill, 0.00%, 12/19/11	ZMK	10,075,000	2,023,420
Zambia Treasury Bill, 0.00%, 12/26/11	ZMK	11,000,000	2,203,050
Zambia Treasury Bill, 0.00%, 1/2/12	ZMK	11,000,000	2,196,731
Zambia Treasury Bill, 0.00%, 1/9/12	ZMK	16,250,000	3,235,582
Zambia Treasury Bill, 0.00%, 1/16/12	ZMK	9,700,000	1,925,521
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	7,330,000	1,421,234
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	87,660,000	16,944,661

Total Zambia			$61,471,848

Total Foreign Government Securities (identified cost $3,801,440,026)			$3,841,468,330

U.S. Treasury Obligations — 3.8%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/4/11	$100,000	$99,997,900
U.S. Treasury Bill, 0.00%, 8/11/11	100,000	99,992,900
U.S. Treasury Bill, 0.00%, 8/18/11	100,000	99,991,600
U.S. Treasury Bill, 0.00%, 9/15/11(9)	23,000	22,997,999
U.S. Treasury Bill, 0.00%, 10/6/11	2,742	2,741,574
U.S. Treasury Bill, 0.00%, 10/20/11(9)	555	554,901
U.S. Treasury Bill, 0.00%, 10/27/11(9)	8,804	8,802,089

Total U.S. Treasury Obligations (identified cost $335,095,450)		$335,078,963

Repurchase Agreements — 6.7%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America:
Dated 2/3/11 with a maturity date of 10/28/11, an interest rate of 1.20% and repurchase proceeds of EUR 14,752,725, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $19,794,877.	EUR	14,625	$21,014,652
Dated 5/4/11 with an interest rate of 0.35%, collateralized by $9,000,000 Turkey Government Bond 6.875%, due 3/17/36 and a market value, including accrued interest, of $10,208,613.(11)		$10,080	10,080,000
Dated 7/1/11 with a maturity date of 9/8/11, an interest rate of 0.85% payable by the Portfolio and repurchase proceeds of $14,229,140, collateralized by $15,000,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $13,961,458.		$14,250	14,250,000
Dated 7/12/11 with a maturity date of 10/17/11, an interest rate of 0.85% payable by the Portfolio and repurchase proceeds of $1,829,680, collateralized by $2,000,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $1,861,528.		$1,834	1,833,750
Dated 7/13/11 with an interest rate of 0.45%, collateralized by $22,300,000 Turkey Government Bond 7.00%, due 6/5/20 and a market value, including accrued interest, of $26,166,572.(11)		$25,779	25,778,800
Dated 7/25/11 with a maturity date of 9/1/11, an interest rate of 1.03% and repurchase proceeds of EUR 83,708,947, collateralized by EUR 83,830,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $119,825,298.	EUR	83,620	120,154,129
Dated 7/25/11 with an interest rate of 0.35%, collateralized by $20,400,000 Turkey Government Bond 11.875%, due 1/15/30 and a market value, including accrued interest, of $34,889,667.(11)		$34,762	34,761,600
Dated 7/27/11 with a maturity date of 8/22/11, an interest rate of 0.90% and repurchase proceeds of EUR 67,776,334, collateralized by EUR 63,600,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $97,331,865.	EUR	67,734	97,326,936
Dated 7/28/11 with a maturity date of 8/22/11, an interest rate of 0.95% and repurchase proceeds of EUR 52,530,895, collateralized by EUR 49,530,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $75,799,485.	EUR	52,502	75,439,799
Dated 7/29/11 with a maturity date of 11/3/11, an interest rate of 0.96% and repurchase proceeds of EUR 13,531,600, collateralized by EUR 12,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $19,408,372.	EUR	13,498	19,395,446
Barclays Bank PLC:
Dated 7/1/11 with a maturity date of 9/6/11, an interest rate of 0.70% payable by the Portfolio and repurchase proceeds of $6,022,810, collateralized by $6,400,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $5,956,889.		$6,030	6,030,080
Citibank:
Dated 7/27/11 with a maturity date of 8/25/11, an interest rate of 1.06% and repurchase proceeds of EUR 66,455,929, collateralized by EUR 62,650,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $95,878,008.	EUR	66,409	95,423,045

	Principal
	Amount
Description	(000’s omitted)		Value
Dated 7/29/11 with a maturity date of 11/3/11, an interest rate of 1.00% and repurchase proceeds of EUR 47,013,940, collateralized by EUR 43,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $67,464,245.	EUR	46,893	$67,380,231

Total Repurchase Agreements (identified cost $588,604,450)			$588,868,468

Other Securities — 2.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(12)	$214,091	$214,091,254

Total Other Securities (identified cost $214,091,254)		$214,091,254

Total Short-Term Investments (identified cost $4,939,231,179)		$4,979,507,015

Total Investments — 100.0% (identified cost $8,628,123,596)		$8,820,869,724

Other Assets, Less Liabilities — 0.0%(1)		$(624,222)

Net Assets — 100.0%		$8,820,245,502

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ASC	-	Asset Securitization Corp.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

MLMT	-	Merrill Lynch Mortgage Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GHS	-	Ghanaian Cedi

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZAR	-	South African Rand

ZMK	-	Zambian Kwacha

(1)		Amount is less than 0.05%.

(2)		Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $81,351,118 or 0.9% of the Portfolio’s net assets.

(3)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(6)	Floating-rate security.

(7)	Weighted average fixed-rate coupon that changes/updates monthly.

(8)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2011.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)	Non-income producing.

(11)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(12)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $209,437.

Securities Sold Short

Foreign Government Bonds

	Principal
	Amount
Security	(000’s omitted)		Value
Belarus
Republic of Belarus, 8.75%, 8/3/15	USD	(23,400)	$(20,767,500)

Total Belarus			$(20,767,500)

Belgium
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(68,000)	(94,116,288)

Total Belgium			$(94,116,288)

France
Government of France, 3.75%, 4/25/17	EUR	(56,040)	(86,061,863)
Government of France, 4.00%, 10/25/38	EUR	(175,780)	(261,259,015)

Total France			$(347,320,878)

Spain
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,789,444)

Total Spain			$(19,789,444)

Total Foreign Government Bonds (proceeds $469,860,646)			$(481,994,110)

Total Securities Sold Short (proceeds $469,860,646)			$(481,994,110)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2011 were $306,501,301 or 3.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2011 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
8/29/11	Gold 38,270 Troy Ounces	United States Dollar 58,196,971	Citigroup Global Markets	$(3,676,243)
10/27/11	Gold 29,799 Troy Ounces	United States Dollar 42,478,859	Citigroup Global Markets	(5,786,530)
4/26/12	Gold 61,122 Troy Ounces	United States Dollar 87,719,489	Citigroup Global Markets	(11,835,322)

				$(21,298,095)

(1) Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/2/11	New Zealand Dollar 42,664,000	United States Dollar 36,691,040	Bank of America	$(806,345)
8/3/11	Israeli Shekel 48,930,000	United States Dollar 13,561,530	Barclays Bank PLC	(737,294)
8/3/11	Israeli Shekel 260,982,100	United States Dollar 74,799,261	Deutsche Bank	(1,467,594)
8/3/11	South African Rand 959,990,351	United States Dollar 140,225,437	Standard Bank	(3,400,176)
8/4/11	Euro 998,000	United States Dollar 1,316,152	Deutsche Bank	(117,811)
8/4/11	Thai Baht 555,000,000	United States Dollar 18,054,652	Barclays Bank PLC	(550,628)
8/4/11	Thai Baht 498,000,000	United States Dollar 16,041,230	Barclays Bank PLC	(653,237)
8/4/11	Thai Baht 553,332,000	United States Dollar 17,774,880	Barclays Bank PLC	(774,484)
8/4/11	Thai Baht 600,000,000	United States Dollar 19,295,707	HSBC Bank USA	(818,109)
8/5/11	Japanese Yen 6,004,300,000	United States Dollar 74,273,874	Goldman Sachs, Inc.	(3,722,379)
8/5/11	Sri Lankan Rupee 1,161,300,000	United States Dollar 9,989,677	HSBC Bank USA	(618,208)
8/11/11	Mexican Peso 511,300,000	United States Dollar 41,994,169	Barclays Bank PLC	(1,531,742)
8/11/11	Thai Baht 457,631,000	United States Dollar 14,846,099	Bank of America	(485,648)
8/11/11	Thai Baht 877,951,000	United States Dollar 28,500,276	Barclays Bank PLC	(913,209)
8/15/11	South African Rand 656,396,500	United States Dollar 95,998,084	Bank of America	(2,034,365)
8/18/11	South African Rand 178,800,000	United States Dollar 25,983,840	Nomura International PLC	(708,150)
8/19/11	New Taiwan Dollar 635,010,000	United States Dollar 22,129,639	Bank of America	105,313
8/19/11	New Taiwan Dollar 702,460,000	United States Dollar 24,493,027	Citigroup Global Markets	129,302
8/19/11	New Taiwan Dollar 594,320,000	United States Dollar 20,718,843	Credit Suisse	105,785
8/19/11	New Taiwan Dollar 728,150,000	United States Dollar 25,393,200	HSBC Bank USA	138,458

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/22/11	Euro 209,749,971	United States Dollar 294,238,307	Deutsche Bank	$(7,021,335)
8/22/11	Euro 229,325,176	United States Dollar 322,109,454	HSBC Bank USA	(7,265,660)
8/22/11	Euro 230,433,261	United States Dollar 323,274,131	JPMorgan Chase Bank	(7,692,504)
8/25/11	Euro 6,011,000	United States Dollar 7,574,461	Deutsche Bank	(1,058,458)
8/25/11	Euro 63,794,060	United States Dollar 91,646,547	Standard Bank	26,353
8/25/11	Mexican Peso 477,814,000	United States Dollar 40,992,965	Bank of America	369,966
8/25/11	New Taiwan Dollar 649,260,000	United States Dollar 22,616,783	Credit Suisse	97,311
8/25/11	New Taiwan Dollar 634,210,000	United States Dollar 22,094,060	Goldman Sachs, Inc.	96,594
8/26/11	New Taiwan Dollar 613,640,000	United States Dollar 21,340,289	Bank of America	56,147
8/29/11	Malaysian Ringgit 92,254,000	United States Dollar 31,373,576	Bank of America	245,018
8/29/11	Malaysian Ringgit 92,254,000	United States Dollar 31,378,912	Credit Suisse	250,354
8/29/11	Malaysian Ringgit 92,623,000	United States Dollar 31,504,422	Goldman Sachs, Inc.	251,355
8/29/11	South African Rand 269,403,398	United States Dollar 37,610,414	Bank of America	(2,542,772)
8/31/11	Euro 207,304,000	United States Dollar 297,230,402	Goldman Sachs, Inc.	(458,387)
8/31/11	New Taiwan Dollar 637,465,000	United States Dollar 22,207,455	Credit Suisse	96,200
9/1/11	Euro 4,450,000	United States Dollar 5,644,736	Deutsche Bank	(745,332)
9/1/11	Euro 15,645,865	United States Dollar 22,554,078	JPMorgan Chase Bank	87,081
9/1/11	Mexican Peso 621,900,000	United States Dollar 53,301,907	Barclays Bank PLC	462,924
9/7/11	Israeli Shekel 100,876,300	United States Dollar 28,858,904	Barclays Bank PLC	(555,799)
9/7/11	Israeli Shekel 260,936,200	United States Dollar 74,642,771	Deutsche Bank	(1,444,087)
9/8/11	Euro 33,115,000	United States Dollar 42,050,752	Citigroup Global Markets	(5,493,002)
9/15/11	Euro 9,706,000	United States Dollar 12,603,629	Deutsche Bank	(1,328,915)
9/15/11	South African Rand 617,914,707	United States Dollar 89,781,865	Bank of America	(2,085,036)
9/20/11	New Taiwan Dollar 622,500,000	United States Dollar 21,592,092	Bank of America	(3,854)
9/20/11	New Taiwan Dollar 711,600,000	United States Dollar 24,678,342	Barclays Bank PLC	(8,686)
9/20/11	New Taiwan Dollar 633,600,000	United States Dollar 21,973,296	Deutsche Bank	(7,734)
9/20/11	New Taiwan Dollar 707,300,000	United States Dollar 24,524,965	HSBC Bank USA	(12,886)
9/22/11	South African Rand 391,770,228	United States Dollar 56,905,300	Bank of America	(1,280,079)
9/26/11	New Taiwan Dollar 666,782,000	United States Dollar 23,186,772	Bank of America	53,340
9/26/11	New Taiwan Dollar 666,728,000	United States Dollar 23,176,835	Credit Suisse	45,276

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
9/30/11	New Taiwan Dollar 320,000,000	United States Dollar 11,166,556	Bank of America	$64,032
9/30/11	New Taiwan Dollar 320,000,000	United States Dollar 11,166,556	Goldman Sachs, Inc.	64,032
10/3/11	Malaysian Ringgit 61,500,000	United States Dollar 20,759,494	Bank of America	32,883
10/3/11	Malaysian Ringgit 68,500,000	United States Dollar 23,120,802	HSBC Bank USA	35,065
10/5/11	Israeli Shekel 23,121,000	United States Dollar 6,380,847	Barclays Bank PLC	(347,924)
10/5/11	Israeli Shekel 183,411,800	United States Dollar 52,410,859	Citigroup Global Markets	(966,419)
10/7/11	Sri Lankan Rupee 706,080,000	United States Dollar 6,240,212	HSBC Bank USA	(178,930)
10/26/11	New Taiwan Dollar 353,963,000	United States Dollar 12,332,776	BNP Paribas SA	46,496
10/26/11	New Taiwan Dollar 317,135,000	United States Dollar 11,049,615	Goldman Sachs, Inc.	41,659
11/2/11	Israeli Shekel 10,028,000	United States Dollar 2,742,888	Barclays Bank PLC	(170,280)
11/2/11	Israeli Shekel 72,366,000	United States Dollar 20,416,420	Deutsche Bank	(606,152)
11/2/11	Israeli Shekel 39,200,000	United States Dollar 10,593,163	Deutsche Bank	(794,572)
11/2/11	Malaysian Ringgit 68,500,000	United States Dollar 23,092,742	Barclays Bank PLC	30,322
11/2/11	Malaysian Ringgit 61,500,000	United States Dollar 20,741,990	Credit Suisse	36,313
1/20/12	Sri Lankan Rupee 1,357,000,000	United States Dollar 12,056,864	Standard Chartered Bank	(206,128)
1/25/12	New Turkish Lira 119,300,000	United States Dollar 69,067,331	Deutsche Bank	723,744
1/27/12	Euro 67,367,000	United States Dollar 93,784,969	Deutsche Bank	(2,591,032)
1/27/12	Euro 24,280,000	United States Dollar 30,267,448	Deutsche Bank	(4,467,798)
1/27/12	Euro 33,760,000	United States Dollar 41,519,640	Deutsche Bank	(6,777,802)
2/17/12	Sri Lankan Rupee 600,000,000	United States Dollar 5,302,696	HSBC Bank USA	(111,245)
2/29/12	Israeli Shekel 169,646,000	United States Dollar 46,389,390	Deutsche Bank	(2,590,850)
3/9/12	Sri Lankan Rupee 1,287,380,000	United States Dollar 11,453,559	Standard Chartered Bank	(151,778)
3/16/12	Sri Lankan Rupee 545,550,000	United States Dollar 4,823,607	Standard Chartered Bank	(92,808)
3/23/12	Sri Lankan Rupee 1,911,190,000	United States Dollar 16,950,687	HSBC Bank USA	(267,241)
4/3/12	Brazilian Real 90,585,000	United States Dollar 54,000,000	Bank of America	(1,069,287)
4/3/12	Brazilian Real 137,214,000	United States Dollar 81,529,412	Deutsche Bank	(1,887,017)
4/3/12	Brazilian Real 152,427,000	United States Dollar 90,622,473	Nomura International PLC	(2,042,385)
4/3/12	Brazilian Real 44,140,000	United States Dollar 26,598,373	Standard Bank	(235,632)
4/3/12	Brazilian Real 88,683,000	United States Dollar 52,850,417	Standard Chartered Bank	(1,062,588)
4/27/12	Sri Lankan Rupee 1,269,800,000	United States Dollar 11,217,314	Standard Chartered Bank	(204,318)

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
5/11/12	Sri Lankan Rupee 272,010,000	United States Dollar 2,413,576	Standard Chartered Bank	$(30,622)
7/13/12	Sri Lankan Rupee 1,773,550,000	United States Dollar 15,736,912	Standard Chartered Bank	(111,891)

				$(81,617,281)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/2/11	New Zealand Dollar 22,455,000	United States Dollar 19,622,975	Credit Suisse	$112,722
8/2/11	New Zealand Dollar 20,209,000	United States Dollar 17,690,655	Goldman Sachs, Inc.	71,033
8/4/11	Czech Koruna 1,379,741,464	Euro 57,224,564	Deutsche Bank	(215,451)
8/4/11	Serbian Dinar 900,175,000	Euro 8,846,644	Barclays Bank PLC	(98,059)
8/4/11	Serbian Dinar 940,188,000	Euro 9,208,501	JPMorgan Chase Bank	(57,333)
8/5/11	Polish Zloty 135,946,860	Euro 34,019,459	Bank of America	(35,266)
8/8/11	Ghanaian Cedi 7,720,000	United States Dollar 5,000,000	JPMorgan Chase Bank	96,112
8/8/11	Indonesian Rupiah 146,356,000,000	United States Dollar 17,037,951	Bank of America	180,238
8/8/11	Indonesian Rupiah 153,690,000,000	United States Dollar 17,893,818	Citigroup Global Markets	187,187
8/8/11	Indonesian Rupiah 201,250,000,000	United States Dollar 23,436,590	Deutsche Bank	239,656
8/8/11	Indonesian Rupiah 146,356,000,000	United States Dollar 17,037,951	Goldman Sachs, Inc.	180,238
8/8/11	Israeli Shekel 65,219,300	United States Dollar 19,165,800	Deutsche Bank	(112,587)
8/8/11	Singapore Dollar 116,008,000	United States Dollar 94,501,762	Bank of America	1,843,635
8/8/11	Swedish Krona 32,445,000	Euro 3,518,751	Citigroup Global Markets	99,975
8/8/11	Swedish Krona 789,011,000	Euro 86,821,858	Credit Suisse	633,340
8/9/11	Ghanaian Cedi 7,685,000	United States Dollar 5,000,000	JPMorgan Chase Bank	71,708
8/9/11	Ghanaian Cedi 7,685,000	United States Dollar 5,000,000	Standard Bank	71,708
8/9/11	South Korean Won 27,895,000,000	United States Dollar 25,714,417	Bank of America	739,930
8/9/11	South Korean Won 30,585,000,000	United States Dollar 28,188,940	Barclays Bank PLC	816,481
8/9/11	South Korean Won 28,348,000,000	United States Dollar 26,129,597	Credit Suisse	754,355
8/9/11	Yuan Renminbi 61,650,000	United States Dollar 9,212,493	Bank of America	366,587
8/9/11	Yuan Renminbi 62,310,000	United States Dollar 9,315,294	Goldman Sachs, Inc.	366,336
8/9/11	Yuan Renminbi 66,850,000	United States Dollar 9,989,540	Standard Chartered Bank	397,508
8/10/11	South Korean Won 28,097,000,000	United States Dollar 25,880,348	Deutsche Bank	764,996

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/10/11	South Korean Won 27,106,800,000	United States Dollar 24,968,268	HSBC Bank USA	$738,036
8/11/11	Czech Koruna 1,200,000,000	Euro 49,468,625	BNP Paribas SA	252,516
8/11/11	Indian Rupee 429,800,000	United States Dollar 9,648,172	Goldman Sachs, Inc.	70,349
8/12/11	Yuan Renminbi 53,085,000	United States Dollar 7,955,193	Bank of America	293,456
8/12/11	Yuan Renminbi 66,775,000	United States Dollar 10,012,746	Credit Suisse	363,132
8/15/11	New Turkish Lira 256,446,590	United States Dollar 154,337,139	Credit Suisse	(2,928,105)
8/15/11	Serbian Dinar 2,208,864,000	Euro 21,131,388	Bank of America	504,537
8/15/11	Serbian Dinar 2,782,389,000	Euro 27,013,485	Citigroup Global Markets	67,556
8/15/11	Zambian Kwacha 7,455,000,000	United States Dollar 1,535,135	Standard Chartered Bank	13,092
8/16/11	Mexican Peso 763,346,000	United States Dollar 64,888,303	Standard Bank	63,886
8/16/11	Polish Zloty 61,468,875	Euro 15,411,913	Goldman Sachs, Inc.	(79,232)
8/16/11	South Korean Won 32,149,500,000	United States Dollar 29,622,685	Bank of America	861,867
8/16/11	South Korean Won 35,515,200,000	United States Dollar 32,723,855	Barclays Bank PLC	952,095
8/16/11	South Korean Won 11,750,000,000	United States Dollar 10,806,585	Barclays Bank PLC	334,910
8/18/11	Czech Koruna 810,338,000	Euro 33,182,695	Credit Suisse	495,024
8/18/11	Indian Rupee 99,700,000	United States Dollar 2,231,034	Credit Suisse	21,975
8/22/11	Indonesian Rupiah 223,898,000,000	United States Dollar 25,926,123	Citigroup Global Markets	432,073
8/22/11	Indonesian Rupiah 204,616,000,000	United States Dollar 23,690,633	Credit Suisse	397,607
8/23/11	Indonesian Rupiah 208,469,750,000	United States Dollar 24,033,866	Bank of America	509,219
8/23/11	Indonesian Rupiah 58,321,000,000	United States Dollar 6,738,417	Deutsche Bank	127,698
8/24/11	Yuan Renminbi 35,120,000	United States Dollar 5,259,060	Bank of America	199,103
8/25/11	Czech Koruna 1,217,947,417	Euro 49,912,809	Credit Suisse	695,422
8/25/11	Indian Rupee 650,210,000	United States Dollar 14,579,419	Credit Suisse	104,958
8/25/11	Indian Rupee 601,700,000	United States Dollar 13,493,210	HSBC Bank USA	95,615
8/25/11	Singapore Dollar 58,642,000	United States Dollar 48,341,810	Bank of America	362,525
8/30/11	Norwegian Krone 395,653,000	Euro 50,929,441	Goldman Sachs, Inc.	223,588
8/30/11	Norwegian Krone 445,920,000	Euro 57,414,531	Nomura International PLC	231,034
8/30/11	Philippine Peso 185,400,000	United States Dollar 4,373,054	HSBC Bank USA	16,687
8/31/11	Czech Koruna 51,840,000	Euro 2,137,335	Credit Suisse	11,372
8/31/11	Georgian Lari 940,800	United States Dollar 500,000	Liberty Capital	68,288

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/31/11	Polish Zloty 381,795,500	Euro 95,083,753	Standard Bank	$259,121
8/31/11	South Korean Won 23,177,550,000	United States Dollar 22,024,564	Bank of America	(54,382)
8/31/11	South Korean Won 23,172,550,000	United States Dollar 22,019,813	Credit Suisse	(54,370)
9/1/11	Swedish Krona 932,435,400	Euro 102,628,958	Goldman Sachs, Inc.	602,273
9/2/11	Philippine Peso 932,000,000	United States Dollar 22,043,519	Bank of America	18,263
9/2/11	Philippine Peso 932,000,000	United States Dollar 22,038,307	Credit Suisse	23,476
9/2/11	Yuan Renminbi 31,143,000	United States Dollar 4,639,899	Bank of America	200,857
9/9/11	Indian Rupee 74,000,000	United States Dollar 1,651,804	Bank of America	17,185
9/12/11	Indonesian Rupiah 164,290,000,000	United States Dollar 19,181,553	Bank of America	163,568
9/12/11	Indonesian Rupiah 177,922,975,999	United States Dollar 20,773,260	Barclays Bank PLC	177,141
9/13/11	Indian Rupee 1,016,724,000	United States Dollar 22,765,621	Bank of America	157,134
9/13/11	Indian Rupee 1,166,506,000	United States Dollar 26,122,337	BNP Paribas SA	177,358
9/13/11	Indian Rupee 1,016,724,000	United States Dollar 22,765,621	Credit Suisse	157,134
9/13/11	Yuan Renminbi 53,072,000	United States Dollar 7,903,500	Credit Suisse	348,551
9/15/11	Ghanaian Cedi 7,675,000	United States Dollar 5,000,000	Standard Bank	11,231
9/15/11	Ghanaian Cedi 4,617,000	United States Dollar 3,000,000	Standard Chartered Bank	14,574
9/20/11	Ghanaian Cedi 4,530,000	United States Dollar 2,940,795	Deutsche Bank	11,807
9/20/11	Swedish Krona 1,165,140,100	Euro 125,622,590	Credit Suisse	4,408,864
9/22/11	Indonesian Rupiah 150,352,000,000	United States Dollar 17,564,486	Standard Chartered Bank	134,060
9/26/11	Indonesian Rupiah 218,145,000,000	United States Dollar 25,457,463	Bank of America	218,153
9/27/11	Ghanaian Cedi 15,422,500	United States Dollar 10,000,000	Barclays Bank PLC	27,677
9/27/11	Norwegian Krone 420,740,075	Euro 54,036,292	Credit Suisse	326,447
9/29/11	Indian Rupee 1,050,937,000	United States Dollar 23,826,179	Bank of America	(166,482)
9/29/11	Indian Rupee 892,932,000	United States Dollar 20,243,989	Barclays Bank PLC	(141,452)
9/29/11	Indian Rupee 992,131,000	United States Dollar 22,498,067	BNP Paribas SA	(162,267)
9/29/11	Indian Rupee 1,050,937,000	United States Dollar 23,826,179	Credit Suisse	(166,482)
9/29/11	Indian Rupee 852,463,000	United States Dollar 19,326,502	Goldman Sachs, Inc.	(135,041)
9/30/11	Indonesian Rupiah 119,785,000,000	United States Dollar 14,089,038	Nomura International PLC	7,916
10/4/11	Ghanaian Cedi 15,442,500	United States Dollar 10,000,000	Barclays Bank PLC	17,920
10/4/11	South Korean Won 22,370,000,000	United States Dollar 21,143,667	Bank of America	10,730

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
10/4/11	South Korean Won 24,090,000,000	United States Dollar 22,769,376	Citigroup Global Markets	$11,556
10/11/11	Zambian Kwacha 28,593,038,090	United States Dollar 5,913,762	Standard Bank	(49,406)
10/12/11	Yuan Renminbi 91,200,000	United States Dollar 14,099,096	Deutsche Bank	93,911
10/13/11	Ghanaian Cedi 12,180,500	United States Dollar 7,873,626	Citigroup Global Markets	15,367
10/13/11	Zambian Kwacha 21,674,000,000	United States Dollar 4,402,600	Standard Chartered Bank	40,209
10/18/11	Zambian Kwacha 7,979,200,000	United States Dollar 1,657,155	Citigroup Global Markets	(23,821)
10/20/11	Ghanaian Cedi 7,000,000	United States Dollar 4,520,504	JPMorgan Chase Bank	7,514
10/27/11	Ghanaian Cedi 15,430,000	United States Dollar 9,951,629	Barclays Bank PLC	16,883
11/3/11	Ghanaian Cedi 21,907,378	United States Dollar 14,165,780	Standard Bank	(31,658)
11/10/11	Ghanaian Cedi 7,625,000	United States Dollar 4,935,275	Barclays Bank PLC	(25,206)
11/28/11	Yuan Renminbi 143,549,870	United States Dollar 22,105,000	Barclays Bank PLC	264,829
11/28/11	Yuan Renminbi 127,366,950	United States Dollar 19,610,000	Deutsche Bank	237,994
11/28/11	Yuan Renminbi 153,999,533	United States Dollar 23,705,000	JPMorgan Chase Bank	293,233
11/28/11	Yuan Renminbi 124,768,950	United States Dollar 19,210,000	Standard Chartered Bank	233,139
12/1/11	Georgian Lari 1,809,218	United States Dollar 1,000,000	Liberty Capital	85,235
1/17/12	Yuan Renminbi 50,000,000	United States Dollar 7,908,890	Citigroup Global Markets	(106,990)
1/19/12	Yuan Renminbi 48,750,000	United States Dollar 7,701,422	Barclays Bank PLC	(94,170)
1/30/12	Yuan Renminbi 116,669,030	United States Dollar 18,066,374	Bank of America	144,651
1/30/12	Yuan Renminbi 131,349,700	United States Dollar 20,363,347	Barclays Bank PLC	139,203
1/30/12	Yuan Renminbi 182,740,000	United States Dollar 28,334,858	Deutsche Bank	189,273
1/30/12	Yuan Renminbi 131,599,030	United States Dollar 20,398,839	Goldman Sachs, Inc.	142,630
3/1/12	Georgian Lari 902,850	United States Dollar 500,000	Liberty Capital	37,347
5/9/12	Zambian Kwacha 18,913,400,000	United States Dollar 3,709,965	Standard Bank	(76,606)
5/16/12	Zambian Kwacha 9,612,800,000	United States Dollar 1,890,423	Standard Chartered Bank	(47,831)
5/31/12	Georgian Lari 1,727,100	United States Dollar 1,000,000	Liberty Capital	17,510
6/18/12	Yuan Renminbi 203,360,000	United States Dollar 30,580,451	Goldman Sachs, Inc.	1,263,748

				$22,364,840

At July 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $9,580,061 and a payable of $4,884,117.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	583 Euro-Bobl	Long	$100,047,748	$100,114,995	$67,247
9/11	355 Euro-Bobl	Short	(59,273,533)	(60,961,961)	(1,688,428)
9/11	1,662 Euro-Bund	Long	304,873,502	311,316,185	6,442,683
9/11	649 Euro-Buxl	Long	99,498,040	103,531,439	4,033,399
9/11	167 Japan 10-Year Bond	Short	(304,899,461)	(307,665,260)	(2,765,799)
9/11	647 U.S. 2-Year Treasury Note	Short	(141,602,016)	(142,289,453)	(687,437)
9/11	498 U.S. 5-Year Treasury Note	Short	(59,040,235)	(60,479,766)	(1,439,531)
9/11	5,082 U.S. 10-Year Treasury Note	Short	(618,624,905)	(638,743,875)	(20,118,970)
9/11	2,653 U.S. 30-Year Treasury Bond	Short	(329,329,867)	(339,915,625)	(10,585,758)
10/11	965 Platinum	Long	81,364,033	86,140,725	4,776,692
12/11	625 Gold	Short	(101,093,750)	(101,950,000)	(856,250)

					$(22,822,152)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	15,220	Receive	3-Month ILS TELBOR	4.20%	11/19/14	$(112,533)
Bank of America	ILS	29,000	Receive	3-Month ILS TELBOR	4.54	1/6/15	(304,064)
Bank of America	ZAR	156,596	Receive	3-Month ZAR JIBAR	6.86	11/17/15	179,287
Bank of America	ZAR	101,794	Receive	3-Month ZAR JIBAR	7.26	11/16/20	606,820
Bank of America	ZAR	56,604	Receive	3-Month ZAR JIBAR	7.42	11/17/20	244,936
Bank of America	ZAR	141,361	Receive	3-Month ZAR JIBAR	7.31	11/19/20	774,057
Barclays Bank PLC	ILS	29,208	Receive	3-Month ILS TELBOR	5.15	3/5/20	(220,887)
Barclays Bank PLC	ILS	29,182	Receive	3-Month ILS TELBOR	5.16	3/8/20	(226,902)
Citigroup Global Markets	ZAR	92,325	Receive	3-Month ZAR JIBAR	7.29	11/19/20	524,508
Credit Suisse	AUD	2,827,445	Receive	RBA Cash Rate Overnight	4.82	8/3/11	(56,911)
Credit Suisse	AUD	2,802,057	Receive	RBA Cash Rate Overnight	4.82	8/3/11	(70,207)
Credit Suisse	AUD	3,406,470	Receive	RBA Cash Rate Overnight	4.85	9/7/11	(232,026)
Deutsche Bank	AUD	2,783,251	Receive	RBA Cash Rate Overnight	4.83	8/3/11	(94,107)
Deutsche Bank	AUD	3,586,945	Receive	RBA Cash Rate Overnight	4.85	9/7/11	(252,200)
Deutsche Bank	ZAR	71,965	Receive	3-Month ZAR JIBAR	6.71	11/19/15	147,191
Deutsche Bank	ZAR	140,405	Receive	3-Month ZAR JIBAR	7.26	11/16/20	836,994
Deutsche Bank	ZAR	176,815	Receive	3-Month ZAR JIBAR	7.32	11/18/20	948,375
Deutsche Bank	ZAR	85,673	Receive	3-Month ZAR JIBAR	7.27	11/19/20	504,312
Deutsche Bank	ZAR	63,800	Receive	3-Month ZAR JIBAR	7.77	11/26/20	52,658
Standard Chartered Bank	ZAR	100,000	Receive	3-Month ZAR JIBAR	7.77	11/26/20	82,536

							$3,331,837

AUD - Australian Dollar

ILS - Israeli Shekel

ZAR - South African Rand

RBA - Reserve Bank of Australia

Credit Default Swaps — Sell Protection

			Contract			Current		Upfront
		Notional	Annual			Market		Payments	Net Unrealized
Reference		Amount*	Fixed		Termination	Annual	Market	Received	Appreciation
Entity	Counterparty	(000’s omitted)	Rate**		Date	Fixed Rate***	Value	(Paid)	(Depreciation)
Argentina	Bank of America	$115,016	5.00	%(1)	6/20/13	4.00%	$2,786,531	$(609,957)	$2,176,574
Argentina	Bank of America	37,961	5.00	(1)	6/20/13	4.00	919,687	(459,180)	460,507
Argentina	Bank of America	18,980	5.00	(1)	6/20/13	4.00	459,842	(236,410)	223,432
Argentina	Bank of America	19,202	5.00	(1)	6/20/13	4.00	465,223	(315,481)	149,742
Argentina	Bank of America	19,081	5.00	(1)	6/20/13	4.00	462,274	(323,844)	138,430
Argentina	Credit Suisse	19,169	5.00	(1)	6/20/13	4.00	464,414	(101,658)	362,756
Argentina	Credit Suisse	19,361	5.00	(1)	6/20/13	4.00	469,066	(171,669)	297,397
Argentina	Credit Suisse	19,049	5.00	(1)	6/20/13	4.00	461,506	(237,902)	223,604
Argentina	Credit Suisse	18,925	5.00	(1)	6/20/13	4.00	458,503	(236,354)	222,149
Argentina	Deutsche Bank	19,049	5.00	(1)	6/20/13	4.00	461,506	(237,902)	223,604
Argentina	Deutsche Bank	16,380	5.00	(1)	6/20/13	4.00	396,844	(190,219)	206,625
Argentina	Deutsche Bank	19,081	5.00	(1)	6/20/13	4.00	462,272	(323,843)	138,429
Argentina	Deutsche Bank	10,128	5.00	(1)	6/20/13	4.00	245,384	(126,424)	118,960
Iceland	Barclays Bank PLC	5,000	1.70		3/20/18	2.55	(225,793)	—	(225,793)
Iceland	Credit Suisse	5,000	1.70		3/20/18	2.55	(225,793)	—	(225,793)
Iceland	JPMorgan Chase Bank	6,600	1.75		3/20/18	2.55	(279,367)	—	(279,367)
Iceland	JPMorgan Chase Bank	5,000	2.10		3/20/23	2.69	(223,570)	—	(223,570)
Iceland	JPMorgan Chase Bank	5,000	2.45		3/20/23	2.69	(80,878)	—	(80,878)
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	1.11	(18,499)	75,412	56,913
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	1.15	(90,427)	120,276	29,849
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	1.15	(27,463)	38,285	10,822
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	1.06	(12,644)	342,239	329,595
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	1.11	(39,820)	367,430	327,610
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	1.15	(63,921)	99,783	35,862
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	1.15	(39,066)	60,471	21,405
South Africa	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	1.06	(6,322)	113,912	107,590
South Africa	Credit Suisse	10,000	1.00	(1)	6/20/15	1.06	(12,643)	335,400	322,757
South Africa	Credit Suisse	5,000	1.00	(1)	6/20/15	1.06	(6,322)	115,654	109,332
South Africa	Credit Suisse	10,450	1.00	(1)	12/20/15	1.15	(55,618)	193,252	137,634
South Africa	Credit Suisse	16,990	1.00	(1)	12/20/15	1.15	(90,427)	141,358	50,931
South Africa	Credit Suisse	7,740	1.00	(1)	12/20/15	1.15	(41,195)	70,098	28,903
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	1.11	(41,479)	246,845	205,366
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	1.11	(18,251)	111,762	93,511
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	1.11	(18,500)	79,668	61,168
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	1.11	(4,812)	26,385	21,573
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	1.15	(69,217)	108,050	38,833
South Africa	Goldman Sachs, Inc.	17,335	1.00	(1)	12/20/15	1.15	(92,263)	151,175	58,912
South Africa	Goldman Sachs, Inc.	8,020	1.00	(1)	12/20/15	1.15	(42,685)	72,634	29,949
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.06	(6,322)	172,828	166,506
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.06	(6,322)	112,169	105,847

							$6,673,433	$(415,757)	$6,257,676

Credit Default Swaps — Buy Protection

			Contract
		Notional	Annual				Upfront	Net Unrealized
Reference		Amount	Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	Received (Paid)	(Depreciation)
Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$13,294	$—	$13,294
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(90,227)	—	(90,227)
Brazil	Bank of America	18,450	1.00	(1)	6/20/20	632,601	(601,334)	31,267
Brazil	Bank of America	11,450	1.00	(1)	6/20/20	392,601	(470,880)	(78,279)
Brazil	Bank of America	51,475	1.00	(1)	12/20/20	1,947,253	(1,801,195)	146,058
Brazil	Bank of America	22,575	1.00	(1)	12/20/20	853,992	(772,675)	81,317
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	281,827	(243,936)	37,891
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	136,196	(107,746)	28,450
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(205,289)	—	(205,289)
Brazil	Barclays Bank PLC	47,170	1.00	(1)	12/20/20	1,784,400	(1,689,062)	95,338
Brazil	Citigroup Global Markets	9,440	1.00	(1)	12/20/20	357,107	(312,719)	44,388
Brazil	Credit Suisse	20,000	1.00	(1)	6/20/20	685,727	(699,363)	(13,636)
Brazil	Credit Suisse	14,225	1.00	(1)	6/20/20	487,751	(691,284)	(203,533)
Brazil	Deutsche Bank	10,600	1.00	(1)	12/20/20	400,999	(236,740)	164,259
Brazil	Deutsche Bank	11,580	1.00	(1)	12/20/20	438,062	(427,919)	10,143
Brazil	HSBC Bank USA	14,225	1.00	(1)	6/20/20	487,752	(662,442)	(174,690)
Brazil	HSBC Bank USA	9,710	1.00	(1)	12/20/20	367,321	(321,664)	45,657
Brazil	Standard Chartered Bank	9,440	1.00	(1)	12/20/20	357,107	(312,719)	44,388
Brazil	Standard Chartered Bank	2,700	1.00	(1)	12/20/20	102,146	(75,317)	26,829
China	Bank of America	13,655	1.00	(1)	9/20/16	(100,906)	66,125	(34,781)
China	Barclays Bank PLC	37,413	1.00	(1)	9/20/16	(276,469)	199,377	(77,092)
China	Credit Suisse	22,200	1.00	(1)	9/20/16	(164,050)	107,622	(56,428)
China	Deutsche Bank	15,969	1.00	(1)	9/20/16	(118,006)	77,331	(40,675)
Colombia	Bank of America	17,400	1.00	(1)	9/20/21	727,726	(792,289)	(64,563)
Colombia	Goldman Sachs, Inc.	13,390	1.00	(1)	9/20/21	560,015	(598,987)	(38,972)
Colombia	HSBC Bank USA	38,410	1.00	(1)	9/20/21	1,606,434	(1,679,762)	(73,328)
Colombia	Morgan Stanley	19,970	1.00	(1)	9/20/21	835,212	(909,311)	(74,099)
Egypt	Bank of America	4,550	1.00	(1)	6/20/15	304,274	(219,301)	84,973
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	524,296	(279,442)	244,854
Egypt	Barclays Bank PLC	7,000	1.00	(1)	6/20/15	468,114	(247,092)	221,022
Egypt	Barclays Bank PLC	4,770	1.00	(1)	6/20/15	318,986	(151,135)	167,851
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	669,315	(356,735)	312,580
Egypt	Citigroup Global Markets	5,000	1.00	(1)	6/20/15	334,367	(175,534)	158,833
Egypt	Citigroup Global Markets	3,050	1.00	(1)	12/20/15	249,005	(180,140)	68,865
Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	789,886	(448,389)	341,497
Egypt	Citigroup Global Markets	4,550	1.00	(1)	6/20/20	789,845	(471,001)	318,844
Egypt	Credit Suisse	11,000	1.00	(1)	12/20/15	898,052	(608,651)	289,401
Egypt	Credit Suisse	5,050	1.00	(1)	12/20/15	412,287	(298,286)	114,001
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	637,971	(299,009)	338,962
Egypt	Deutsche Bank	9,550	1.00	(1)	6/20/15	638,640	(403,863)	234,777
Egypt	Deutsche Bank	7,000	1.00	(1)	6/20/15	468,113	(259,027)	209,086
Egypt	Deutsche Bank	4,700	1.00	(1)	6/20/15	314,304	(223,539)	90,765
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/15	304,274	(223,506)	80,768
Egypt	Deutsche Bank	2,375	1.00	(1)	6/20/15	158,824	(83,378)	75,446
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	609,820	(331,858)	277,962
Egypt	Deutsche Bank	5,700	1.00	(1)	9/20/15	423,899	(254,579)	169,320
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	310,604	(212,324)	98,280
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	233,083	(153,393)	79,690
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	885,367	(446,886)	438,481
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	798,566	(455,472)	343,094
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	789,886	(451,127)	338,759
Egypt	Goldman Sachs, Inc.	9,700	1.00	(1)	9/20/15	721,373	(404,531)	316,842
Egypt	JPMorgan Chase Bank	4,550	1.00	(1)	6/20/15	304,274	(219,301)	84,973
Greece	Citigroup Global Markets	9,775	1.00	(1)	6/20/15	5,475,389	(1,456,717)	4,018,672
Greece	Credit Suisse	20,000	0.20		6/20/20	9,916,458	—	9,916,458
Greece	Deutsche Bank	5,000	1.00	(1)	6/20/15	2,800,711	(924,120)	1,876,591
Greece	JPMorgan Chase Bank	20,000	0.13		9/20/17	9,183,994	—	9,183,994
Guatemala	Citigroup Global Markets	18,256	1.00	(1)	9/20/20	1,290,081	(1,281,347)	8,734
Italy	Credit Suisse	18,200	0.20		12/20/16	2,430,432	—	2,430,432
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	315,585	(219,147)	96,438
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	545,670	(344,074)	201,596
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	399,073	(256,140)	142,933
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	399,067	(292,956)	106,111
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	499,856	(387,426)	112,430

			Contract
		Notional	Annual				Upfront	Net Unrealized
Reference		Amount	Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	Received (Paid)	(Depreciation)
Lebanon	Citigroup Global Markets	$4,600	3.30%		9/20/14	$(46,652)	$—	$(46,652)
Lebanon	Citigroup Global Markets	5,500	1.00	(1)	12/20/14	413,266	(291,307)	121,959
Lebanon	Citigroup Global Markets	4,500	1.00	(1)	12/20/14	338,127	(230,084)	108,043
Lebanon	Citigroup Global Markets	4,300	1.00	(1)	12/20/14	323,099	(224,365)	98,734
Lebanon	Citigroup Global Markets	2,800	1.00	(1)	3/20/15	228,038	(128,092)	99,946
Lebanon	Citigroup Global Markets	15,000	1.00	(1)	9/20/15	1,409,135	(1,149,528)	259,607
Lebanon	Citigroup Global Markets	6,000	1.00	(1)	9/20/15	563,654	(495,089)	68,565
Lebanon	Credit Suisse	8,800	1.00	(1)	3/20/15	716,702	(451,663)	265,039
Lebanon	Credit Suisse	4,600	1.00	(1)	3/20/15	374,640	(237,471)	137,169
Lebanon	Credit Suisse	9,900	1.00	(1)	6/20/15	868,808	(508,668)	360,140
Lebanon	Credit Suisse	5,000	1.00	(1)	9/20/15	469,712	(383,866)	85,846
Lebanon	Credit Suisse	22,710	1.00	(1)	12/20/15	2,270,344	(1,780,490)	489,854
Lebanon	Credit Suisse	8,300	1.00	(1)	12/20/15	829,752	(620,806)	208,946
Lebanon	Credit Suisse	5,000	1.00	(1)	12/20/15	499,851	(382,837)	117,014
Lebanon	Credit Suisse	4,450	1.00	(1)	12/20/15	444,867	(332,102)	112,765
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	496,798	(290,700)	206,098
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	438,792	(260,274)	178,518
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	430,016	(251,763)	178,253
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	629,414	(457,915)	171,499
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	688,801	(535,135)	153,666
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	499,856	(392,006)	107,850
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	308,408	(240,594)	67,814
Lebanon	Goldman Sachs, Inc.	3,600	1.00	(1)	9/20/15	338,193	(276,384)	61,809
Malaysia	Bank of America	3,900	0.83		12/20/14	(22,224)	—	(22,224)
Malaysia	Barclays Bank PLC	7,400	2.40		3/20/14	(380,020)	—	(380,020)
Malaysia	Barclays Bank PLC	7,800	0.82		12/20/14	(41,743)	—	(41,743)
Malaysia	Citigroup Global Markets	7,300	2.45		3/20/14	(384,910)	—	(384,910)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	27,550	(170,081)	(142,531)
Philippines	Bank of America	3,500	1.00	(1)	12/20/15	20,612	(66,632)	(46,020)
Philippines	Barclays Bank PLC	8,200	1.70		12/20/14	(248,701)	—	(248,701)
Philippines	Barclays Bank PLC	8,000	1.84		12/20/14	(281,461)	—	(281,461)
Philippines	Barclays Bank PLC	8,700	1.85		12/20/14	(309,105)	—	(309,105)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(27,874)	(192,980)	(220,854)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(217)	(225,835)	(226,052)
Philippines	Citigroup Global Markets	3,800	1.84		12/20/14	(133,694)	—	(133,694)
Philippines	Citigroup Global Markets	8,700	1.86		12/20/14	(312,130)	—	(312,130)
Philippines	Citigroup Global Markets	10,000	1.00	(1)	6/20/15	(217)	(245,063)	(245,280)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(29,764)	(223,847)	(253,611)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(217)	(219,205)	(219,422)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	28,142	(217,657)	(189,515)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	29,624	(224,463)	(194,839)
Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	3/20/15	(30,527)	(245,305)	(275,832)
Philippines	Goldman Sachs, Inc.	10,000	1.00	(1)	6/20/15	(217)	(221,903)	(222,120)
Philippines	Goldman Sachs, Inc.	7,200	1.00	(1)	9/20/15	21,329	(126,418)	(105,089)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(217)	(219,205)	(219,422)
Philippines	HSBC Bank USA	5,000	1.00	(1)	9/20/15	14,812	(91,442)	(76,630)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	13,034	(94,329)	(81,295)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	29,624	(247,560)	(217,936)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	29,623	(262,123)	(232,500)
Philippines	JPMorgan Chase Bank	8,200	1.69		12/20/14	(245,858)	—	(245,858)
Philippines	JPMorgan Chase Bank	9,131	1.00	(1)	3/20/15	(27,874)	(192,980)	(220,854)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(217)	(238,255)	(238,472)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	29,623	(243,728)	(214,105)
Philippines	Standard Chartered Bank	5,500	1.00	(1)	12/20/15	32,391	(104,708)	(72,317)
Russia	Bank of America	5,500	1.00	(1)	6/20/15	40,696	(99,662)	(58,966)
Russia	Bank of America	8,460	1.00	(1)	6/20/15	62,598	(362,706)	(300,108)
Russia	Bank of America	14,540	1.00	(1)	12/20/20	951,499	(903,763)	47,736
Russia	Barclays Bank PLC	8,510	1.00	(1)	12/20/20	556,896	(522,754)	34,142
Russia	Citigroup Global Markets	9,200	1.00	(1)	6/20/15	68,074	(111,002)	(42,928)

			Contract
		Notional	Annual				Upfront	Net Unrealized
Reference		Amount	Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	Received (Paid)	(Depreciation)
Russia	Citigroup Global Markets	$5,000	1.00	%(1)	6/20/15	$36,996	$(214,365)	$(177,369)
Russia	Credit Suisse	9,000	1.00	(1)	3/20/15	44,076	(93,671)	(49,595)
Russia	Credit Suisse	9,000	1.00	(1)	6/20/15	66,594	(102,652)	(36,058)
Russia	Deutsche Bank	9,300	1.00	(1)	6/20/15	68,814	(106,074)	(37,260)
Russia	Deutsche Bank	11,475	1.00	(1)	9/20/20	723,628	(731,135)	(7,507)
Russia	Deutsche Bank	8,200	1.00	(1)	12/20/20	536,609	(509,687)	26,922
Russia	Goldman Sachs, Inc.	9,000	1.00	(1)	6/20/15	66,594	(385,858)	(319,264)
Russia	Goldman Sachs, Inc.	12,425	1.00	(1)	9/20/20	783,537	(800,167)	(16,630)
Russia	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	73,993	(314,181)	(240,188)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	243,422	(245,154)	(1,732)
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	248,173	(223,069)	25,104
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	788,525	(614,533)	173,992
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	239,492	(204,720)	34,772
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	243,422	(283,388)	(39,966)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	203,102	(172,564)	30,538
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	203,101	(196,537)	6,564
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	203,112	(281,152)	(78,040)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	425,873	(807,485)	(381,612)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	534,184	(857,439)	(323,255)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	557,397	(432,793)	124,604
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	340,672	(280,352)	60,320
South Africa	Citigroup Global Markets	3,910	1.00	(1)	12/20/19	151,076	(199,965)	(48,889)
South Africa	Citigroup Global Markets	4,600	1.00	(1)	3/20/20	186,863	(255,735)	(68,872)
South Africa	Citigroup Global Markets	5,300	1.00	(1)	3/20/20	215,298	(285,481)	(70,183)
South Africa	Citigroup Global Markets	5,000	1.00	(1)	6/20/20	212,937	(293,678)	(80,741)
South Africa	Credit Suisse	5,100	1.00	(1)	3/20/20	207,164	(193,029)	14,135
South Africa	Credit Suisse	4,600	1.00	(1)	3/20/20	186,853	(211,810)	(24,957)
South Africa	Credit Suisse	5,000	1.00	(1)	6/20/20	212,936	(296,992)	(84,056)
South Africa	Credit Suisse	10,000	1.00	(1)	6/20/20	425,873	(788,207)	(362,334)
South Africa	Credit Suisse	16,990	1.00	(1)	12/20/20	788,524	(653,378)	135,146
South Africa	Credit Suisse	7,740	1.00	(1)	12/20/20	359,237	(312,793)	46,444
South Africa	Credit Suisse	10,450	1.00	(1)	12/20/20	484,985	(519,045)	(34,060)
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	248,173	(221,053)	27,120
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	64,548	(69,895)	(5,347)
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	244,834	(264,866)	(20,032)
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	556,789	(649,653)	(92,864)
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	603,576	(488,412)	115,164
South Africa	Goldman Sachs, Inc.	17,335	1.00	(1)	12/20/20	804,536	(664,176)	140,360
South Africa	Goldman Sachs, Inc.	8,020	1.00	(1)	12/20/20	372,233	(312,261)	59,972
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	200,925	(277,312)	(76,387)
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	177,350	(293,770)	(116,420)
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	207,163	(189,634)	17,529
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	203,112	(192,568)	10,544
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	211,236	(276,761)	(65,525)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	212,937	(287,034)	(74,097)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	212,937	(406,948)	(194,011)
Spain	Bank of America	15,000	1.00	(1)	6/20/20	2,485,325	(320,113)	2,165,212
Spain	Bank of America	7,500	1.00	(1)	9/20/20	1,261,435	(527,869)	733,566
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	1,859,743	(118,214)	1,741,529
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	1,656,963	(756,366)	900,597
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	1,246,840	(661,059)	585,781
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	7,563,546	(4,316,578)	3,246,968
Spain	Barclays Bank PLC	5,200	1.00	(1)	12/20/20	887,219	(496,989)	390,230
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	801,910	(450,842)	351,068
Spain	Citigroup Global Markets	11,400	1.00	(1)	3/20/20	1,859,743	(269,931)	1,589,812
Spain	Citigroup Global Markets	11,800	1.00	(1)	3/20/20	1,924,997	(575,382)	1,349,615
Spain	Citigroup Global Markets	5,000	1.00	(1)	9/20/20	840,957	(258,592)	582,365
Spain	Deutsche Bank	11,400	1.00	(1)	3/20/20	1,859,742	(254,893)	1,604,849
Spain	Deutsche Bank	11,800	1.00	(1)	3/20/20	1,924,997	(575,382)	1,349,615
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	2,311,464	(878,334)	1,433,130
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	1,656,964	(474,557)	1,182,407

				Contract
		Notional		Annual				Upfront	Net Unrealized
Reference		Amount		Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)		Rate**		Date	Value	Received (Paid)	(Depreciation)
Spain	Deutsche Bank		$38,555	1.00	%(1)	12/20/20	$6,578,219	$(3,754,244)	$2,823,975
Spain	Deutsche Bank		12,825	1.00	(1)	12/20/20	2,188,228	(1,070,987)	1,117,241
Spain	Goldman Sachs, Inc.		5,000	1.00	(1)	6/20/20	828,482	(381,247)	447,235
Spain	Goldman Sachs, Inc.		8,543	1.00	(1)	9/20/20	1,437,037	(778,171)	658,866
Spain	JPMorgan Chase Bank		15,000	1.00	(1)	9/20/20	2,522,870	(1,496,478)	1,026,392
Spain	JPMorgan Chase Bank		5,000	1.00	(1)	9/20/20	840,956	(251,794)	589,162
Thailand	Bank of America		4,000	1.00	(1)	9/20/15	8,078	(23,226)	(15,148)
Thailand	Barclays Bank PLC		7,500	0.97		9/20/19	260,875	—	260,875
Thailand	Citigroup Global Markets		7,700	0.86		12/20/14	21,573	—	21,573
Thailand	Citigroup Global Markets		3,700	0.95		9/20/19	134,035	—	134,035
Thailand	Credit Suisse		5,000	1.00	(1)	9/20/15	10,097	(40,594)	(30,497)
Thailand	Deutsche Bank		10,000	1.00	(1)	3/20/15	(6,717)	(60,253)	(66,970)
Thailand	Goldman Sachs, Inc.		4,700	1.00	(1)	9/20/15	9,491	(25,429)	(15,938)
Thailand	Goldman Sachs, Inc.		9,000	1.00	(1)	9/20/15	18,174	(48,739)	(30,565)
Thailand	HSBC Bank USA		10,000	1.00	(1)	9/20/15	20,194	(54,155)	(33,961)
Thailand	JPMorgan Chase Bank		3,900	0.87		12/20/14	9,582	—	9,582
Thailand	Standard Chartered Bank		5,000	1.00	(1)	9/20/15	10,097	(27,052)	(16,955)
Thailand	Standard Chartered Bank		5,000	1.00	(1)	9/20/15	10,096	(38,677)	(28,581)
Uruguay	Citigroup Global Markets		4,600	1.00	(1)	6/20/20	211,717	(312,046)	(100,329)
Uruguay	Deutsche Bank		9,200	1.00	(1)	6/20/20	423,434	(609,469)	(186,035)
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		4,350	1.00	(1)	3/20/15	1,539,971	(175,925)	1,364,046
Banco de Sabadell, S.A.	JPMorgan Chase Bank		4,350	3.00	(1)	3/20/15	802,658	(20,696)	781,962
Citibank Corp.	Bank of America		16,801	1.00	(1)	9/20/20	862,586	(971,634)	(109,048)
Citibank Corp.	JPMorgan Chase Bank		18,407	1.00	(1)	9/20/20	945,040	(1,126,723)	(181,683)
Erste Group Bank AG	Barclays Bank PLC		4,350	1.00	(1)	3/20/15	206,065	(224,502)	(18,437)
ING Verzekeringen N.V.	JPMorgan Chase Bank		4,350	1.00	(1)	3/20/15	179,630	(100,982)	78,648
OAO Gazprom	Bank of America		9,300	1.00	(1)	6/20/20	781,520	(1,139,401)	(357,881)
OAO Gazprom	Bank of America		10,000	1.00	(1)	6/20/20	840,343	(1,281,314)	(440,971)
OAO Gazprom	Barclays Bank PLC		9,350	1.00	(1)	6/20/15	275,809	(481,900)	(206,091)
OAO Gazprom	Deutsche Bank		9,350	1.00	(1)	6/20/15	275,810	(484,977)	(209,167)
OAO Gazprom	Deutsche Bank		9,200	1.00	(1)	9/20/20	793,669	(1,006,297)	(212,628)
OAO Gazprom	Deutsche Bank		9,100	1.00	(1)	9/20/20	785,042	(1,027,034)	(241,992)
OAO Gazprom	Goldman Sachs, Inc.		9,200	1.00	(1)	9/20/20	793,668	(1,012,255)	(218,587)
OAO Gazprom	Goldman Sachs, Inc.		8,900	1.00	(1)	9/20/20	767,789	(1,028,382)	(260,593)
Rabobank Nederland N.V.	JPMorgan Chase Bank		4,350	1.00	(1)	3/20/15	17,423	(2,947)	14,476
Raiffeisen Zentralbank	Barclays Bank PLC		4,350	1.00	(1)	3/20/15	217,280	(303,082)	(85,802)
iTraxx Europe Senior Financials 5-Year Index	Bank of America	EUR	42,420	1.00	(1)	6/20/16	1,964,585	(1,200,517)	764,068
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	73,990	1.00	(1)	6/20/16	9,400,477	(7,220,206)	2,180,271
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	11,438	1.00	(1)	6/20/16	1,453,205	(858,601)	594,604

							$155,091,222	$(98,007,529)	$57,083,693

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2011, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $575,622,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1) Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate
	(Currency		(Currency
	Received)		Delivered)	Floating	Fixed	Termination	Net Unrealized
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	Appreciation
Bank of America	TRY	17,118	$11,435	3-Month USD-LIBOR-BBA	8.28%	8/11/20	$670,668
Barclays Bank PLC	TRY	60,000	40,080	3-Month USD-LIBOR-BBA	8.25	8/11/20	2,428,283
Barclays Bank PLC	TRY	25,350	16,650	3-Month USD-LIBOR-BBA	8.32	8/16/20	686,152
Citigroup Global Markets	TRY	25,000	16,700	3-Month USD-LIBOR-BBA	8.20	8/11/20	1,065,666
Citigroup Global Markets	TRY	3,909	2,449	3-Month USD-LIBOR-BBA	8.23	2/25/21	136,323
Deutsche Bank	TRY	22,254	14,861	3-Month USD-LIBOR-BBA	8.26	8/11/20	886,088
Deutsche Bank	TRY	14,321	8,996	3-Month USD-LIBOR-BBA	8.20	2/24/21	495,844
Goldman Sachs, Inc.	TRY	34,237	22,802	3-Month USD-LIBOR-BBA	8.31	8/11/20	1,235,856
JPMorgan Chase Bank	TRY	27,000	18,012	3-Month USD-LIBOR-BBA	8.29	8/11/20	1,022,095
JPMorgan Chase Bank	TRY	20,000	13,333	3-Month USD-LIBOR-BBA	8.36	8/11/20	687,859

							$9,314,834

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and cross currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Commodity	Forward Commodity Contracts	$—	$(21,298,095)
Commodity	Futures Contracts*	4,776,692	(856,250)
Commodity	Put Options Purchased	267,200	—

		$5,043,892	$(22,154,345)

Credit	Credit Default Swaps	$167,089,777	$(5,325,122)

		$167,089,777	$(5,325,122)

Equity	Put Options Purchased	$4,048,688	$—

		$4,048,688	$—

Foreign Exchange	Currency Options Purchased	$1,846,833	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	40,498,421	(95,054,918)

		$42,345,254	$(95,054,918)

Interest Rate	Cross-Currency Swaps	$9,314,834	$—
Interest Rate	Futures Contracts*	10,543,329	(37,285,923)
Interest Rate	Interest Rate Swaps	4,901,674	(1,569,837)

		$24,759,837	$(38,855,760)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,651,905,205

Gross unrealized appreciation	$235,868,713
Gross unrealized depreciation	(66,904,194)

Net unrealized appreciation	$168,964,519

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$1,724,997,800	$—	$1,724,997,800
Foreign Corporate Bonds & Notes	—	4,227,643	—	4,227,643
Corporate Bonds & Notes	—	666,121	—	666,121
Collateralized Mortgage Obligations	—	117,140,254	—	117,140,254
Commercial Mortgage-Backed Securities	—	37,356,411	—	37,356,411
Mortgage Pass-Throughs	—	1,009,020,593	—	1,009,020,593
U.S. Government Agency Obligations	—	393,967,247	—	393,967,247
U.S. Treasury Obligations	—	254,545,042	—	254,545,042
Common Stocks	—	122,325	—	122,325
Precious Metals	293,156,552	—	—	293,156,552
Currency Options Purchased	—	1,846,833	—	1,846,833
Put Options Purchased	267,200	4,048,688	—	4,315,888
Short-Term Investments —
Foreign Government Securities	—	3,841,468,330	—	3,841,468,330
U.S. Treasury Obligations	—	335,078,963	—	335,078,963
Repurchase Agreements	—	588,868,468	—	588,868,468
Other Securities	—	214,091,254	—	214,091,254

Total Investments	$293,423,752	$8,527,445,972	$—	$8,820,869,724

Forward Foreign Currency Exchange Contracts	$—	$40,498,421	$—	$40,498,421
Swap Contracts	—	181,306,285	—	181,306,285
Futures Contracts	15,320,021	—	—	15,320,021

Total	$308,743,773	$8,749,250,678	$—	$9,057,994,451

Liability Description

Securities Sold Short	$—	$(481,994,110)	$—	$(481,994,110)
Forward Commodity Contracts	—	(21,298,095)	—	(21,298,095)
Forward Foreign Currency Exchange Contracts	—	(95,054,918)	—	(95,054,918)
Swap Contracts	—	(6,894,959)	—	(6,894,959)
Futures Contracts	(38,142,173)	—	—	(38,142,173)

Total	$(38,142,173)	$(605,242,082)	$—	$(643,384,255)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Macro Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 26, 2011